Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Contingencies

Note 13: Contingencies

We are a party to various legal actions in the normal course of business. We record a liability if there is a claim for which it is probable we will make a payment and the amount is estimable. At December 31, 2017 and 2016 we had no liabilities established related to litigation as there are no claims which were probable and estimable. We have not historically had any significant litigation expense and are not currently subject to any claim.